CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (2,638,373)	$ (9,332,113)	$ (19,913,472)	$ (26,405,131)	$ (34,433,662)	$ (39,493,123)	$ (29,141,630)
Other comprehensive gain (loss):
Unrealized gain (loss) on available-for-sale securities	0	4,305	1,247	303	367	23,040	(24,654)
Comprehensive loss	$ (2,638,373)	$ (9,327,808)	$ (19,912,225)	$ (26,404,828)	$ (34,433,295)	$ (39,470,083)	$ (29,166,284)